Segmented information (FY) (Details)	6 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($) Segment	Jul. 31, 2024 USD ($) Segment
Segment Reporting Information [Abstract]
Number of operating segments	1
Number of reportable segments	1
Reportable Segment [Member]
Segment Reporting Information [Abstract]
Revenues | $	$ 0
DevvStream Holdings, Inc. [Member]
Segment Reporting Information [Abstract]
Number of operating segments		1
Number of reportable segments		1
DevvStream Holdings, Inc. [Member] | Reportable Segment [Member]
Segment Reporting Information [Abstract]
Revenues | $		$ 0